Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Fair Value and Cost of Non-Derivative Instruments
The following table presents the fair value, carrying value and cost of our non-derivative instruments at September 30, 2019 and December 31, 2018. Further information about the fair value of our derivative instruments can be found in Note 5 – Derivative Instruments and Hedging Activities.

	September 30, 2019		December 31, 2018
$ in millions	Cost	Fair Value	Cost	Fair Value
Assets
Money market funds	$0.2	$0.2	$0.4	$0.4
Equity securities	2.3	3.9	2.4	3.5
Debt securities	4.1	4.1	4.1	4.0
Hedge funds	0.1	0.1	0.1	0.1
Tangible assets	0.1	0.1	0.1	0.1
Total Assets	$6.8	$8.4	$7.1	$8.1

	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Long-term debt	$1,362.9	$1,451.3	$1,475.9	$1,519.6

The table below presents the fair value and cost of our non-derivative instruments at December 31, 2018 and 2017. See Note 6 – Derivative Instruments and Hedging Activities for the fair values of our derivative instruments.

	December 31, 2018		December 31, 2017
$ in millions	Cost	Fair Value	Cost	Fair Value
Assets
Money market funds	$0.4	$0.4	$0.3	$0.3
Equity securities	2.4	3.5	2.5	4.2
Debt securities	4.1	4.0	4.3	4.3
Hedge funds	0.1	0.1	0.1	0.2
Tangible assets	0.1	0.1	0.1	0.1
Total assets	$7.1	$8.1	$7.3	$9.1

	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Long-term debt	$1,475.9	$1,519.6	$1,704.8	$1,819.3

Fair Value of Assets and Liabilities Measured on Recurring Basis
The fair value of assets and liabilities at September 30, 2019 and December 31, 2018 and the respective category within the fair value hierarchy for DPL is as follows:

$ in millions	Fair value at September 30, 2019 (a)				Fair value at December 31, 2018 (a)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Master Trust assets
Money market funds	$0.2	$—	$—	$0.2	$0.4	$—	$—	$0.4
Equity securities	—	3.9	—	3.9	—	3.5	—	3.5
Debt securities	—	4.1	—	4.1	—	4.0	—	4.0
Hedge funds	—	0.1	—	0.1	—	0.1	—	0.1
Tangible assets	—	0.1	—	0.1	—	0.1	—	0.1
Total Master Trust assets	0.2	8.2	—	8.4	0.4	7.7	—	8.1
Derivative assets
Interest rate hedges	—	0.2	—	0.2	—	1.5	—	1.5
Total Derivative assets	—	0.2	—	0.2	—	1.5	—	1.5

Total Assets	$0.2	$8.4	$—	$8.6	$0.4	$9.2	$—	$9.6

Liabilities
Long-term debt	$—	$1,433.7	$17.6	$1,451.3	$—	$1,501.9	$17.7	$1,519.6

Total Liabilities	$—	$1,433.7	$17.6	$1,451.3	$—	$1,501.9	$17.7	$1,519.6

(a)	Includes credit valuation adjustment

The fair value of assets and liabilities at December 31, 2018 and 2017 and the respective category within the fair value hierarchy for DPL was determined as follows:

$ in millions	Fair Value at December 31, 2018 (a)				Fair Value at December 31, 2017 (a)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Master trust assets
Money market funds	$0.4	$—	$—	$0.4	$0.3	$—	$—	$0.3
Equity securities	—	3.5	—	3.5	—	4.2	—	4.2
Debt securities	—	4.0	—	4.0	—	4.3	—	4.3
Hedge funds	—	0.1	—	0.1	—	0.2	—	0.2
Tangible assets	—	0.1	—	0.1	—	0.1	—	0.1
Total Master trust assets	0.4	7.7	—	8.1	0.3	8.8	—	9.1
Derivative assets
Interest rate hedge	—	1.5	—	1.5	—	1.5	—	1.5
Total Derivative assets	—	1.5	—	1.5	—	1.5	—	1.5

Total assets	$0.4	$9.2	$—	$9.6	$0.3	$10.3	$—	$10.6

Liabilities
Long-term debt	$—	$1,501.9	$17.7	$1,519.6	$—	$1,801.5	$17.8	$1,819.3

Total liabilities	$—	$1,501.9	$17.7	$1,519.6	$—	$1,801.5	$17.8	$1,819.3

(a)	Includes credit valuation adjustment

Fair Value Measurements, Nonrecurring
The following table summarizes major categories of assets measured at fair value on a nonrecurring basis during the period and their level within the fair value hierarchy:

	Measurement	Carrying	Fair Value			Gross
$ in millions	Date	Amount (b)	Level 1	Level 2	Level 3	Loss
Long-lived assets (a)
		Year ended December 31, 2016
Conesville	December 31, 2016	$25.0	$—	$—	$1.1	23.9

(a)	See Note 17 – Fixed-asset Impairments for further information

(b)	Carrying amount at date of valuation

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
The following summarizes the significant unobservable inputs used in the Level 3 measurement on a non-recurring basis during the year ended December 31, 2016:

$ in millions	Measurement date	Fair value	Valuation technique	Unobservable input	Range (weighted average)
Long-lived assets held and used:
Year ended December 31, 2016
Conesville	December 31, 2016	$1.1	Discounted cash flow	Annual revenue growth	-19.3% to 10.9% (0.6%)
				Annual pre-tax operating margin	-54.3% to 99.4% (20.2%)
				Weighted-average cost of capital	N/A